Summary of Significant Accounting Policies - Deferred Purchase Price Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Purchase Price Receivable [Roll Forward]
Beginning balance	$ 22,294
Non-cash addition to DPP receivable	0	$ 64,700
Cash collected on DPP receivable	(16,777)	(42,400)
Non-cash adjustments	(5,517)
Ending balance	$ 0	$ 22,294